Supplementary Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2021		Jun. 30, 2021	Dec. 31, 2020		Dec. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 477,244	[1]		$ 800,535	[1],[2]		$ 876,323		$ 1,340,140	[2]	$ 1,744,209
Accounts receivable and accrued revenue, net	133,695			176,521					230,239
Lease incentives receivable
Due from related party
Assets held for sale									134,958
Other current assets	402,150			352,172					422,938
Total current assets	1,013,089			1,329,228					2,128,275
Property and equipment, net	5,707,310			6,859,163					8,399,541
Lease right-of-use assets, net	13,412,306			15,107,880		$ 15,107,880			17,496,004
Restricted cash	11,275	[1]		53,618	[1],[2]				856,255	[2]
Deferred lease acquisition costs, net
Equity method and other investments	197,942			214,940					203,719
Goodwill	676,932			679,351					698,416		681,017
Intangible assets, net	58,257			49,896					79,865
Other assets	878,766			1,062,258					1,285,739
Total assets	21,955,877	[1]		25,356,334	[1],[2]				31,147,814	[2]
Current liabilities:
Accounts payable and accrued expenses	602,777			723,411					1,371,677
Members' service retainers	385,946			358,566					605,574
Deferred revenue	134,691			176,004					180,390
Current lease obligations	853,011			847,531		847,531			685,629
Liabilities held for sale									25,442
Other current liabilities	437,046			83,755					218,820
Total current liabilities	2,413,471			2,189,267					3,087,532
Long-term lease obligations	18,401,347			20,263,606		$ 20,263,606			21,251,163
Unsecured related party debt	2,200,000			1,200,000
Convertible related party liabilities, net	50,482			418,908					2,151,075
Long-term debt, net	659,379			688,356					1,389,431
Other liabilities	246,278			221,780					137,641
Total liabilities	23,970,957	[1]		24,981,917	[1],[2]				28,016,842	[2]
Convertible preferred stock	8,379,182			7,666,098					6,473,604
Redeemable noncontrolling interests	276,162			380,242					1,032,080
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	10,676,690		$ (9,958,998)	(7,673,785)			$ (6,725,054)		(4,696,897)
Noncontrolling interests	6,266			1,862					322,185
Total stockholders' equity	(10,670,424)			(7,671,923)				$ (5,692,452)	(4,374,712)		$ (2,458,576)	$ (1,302,451)
Total Liabilities and Stockholders' Equity	21,955,877			25,356,334					31,147,814
Subsidiaries [Member]
Current assets:
Cash and cash equivalents	476,851			800,531
Accounts receivable and accrued revenue, net	133,695			176,521
Other current assets	401,827			349,672
Total current assets	1,012,373			1,326,724
Investments in and advances to/(from) consolidated subsidiaries	(15,745)			(28,632)
Property and equipment, net	5,707,310			6,859,163
Lease right-of-use assets, net	13,412,306			15,107,880
Restricted cash	11,275			53,618
Equity method and other investments	197,942			214,940
Goodwill	676,932			679,351
Intangible assets, net	58,257			49,896
Other assets	879,996			1,062,258
Total assets	21,940,646			25,325,198
Current liabilities:
Accounts payable and accrued expenses	588,178			698,241
Members' service retainers	385,946			358,566
Deferred revenue	134,691			176,004
Current lease obligations	853,011			847,531
Other current liabilities	434,207			83,755
Total current liabilities	2,396,033			2,164,097
Long-term lease obligations	18,401,347			20,263,606
Unsecured related party debt	2,200,000			1,200,000
Long-term debt, net	659,379			688,356
Other liabilities	246,278			221,780
Total liabilities	23,903,037			24,537,839
Redeemable noncontrolling interests	276,162			380,242
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(2,244,819)			405,255
Noncontrolling interests	6,266			1,862
Total stockholders' equity	(2,238,553)			407,117
Total Liabilities and Stockholders' Equity	21,940,646			25,325,198
Standalone [Member]
Current assets:
Cash and cash equivalents	393			4
Total current assets	393			4
Investments in and advances to/(from) consolidated subsidiaries	(2,229,976)			436,385
Total assets	(2,229,583)			436,389
Current liabilities:
Accounts payable and accrued expenses	14,604			25,168
Other current liabilities	2,839
Total current liabilities	17,443			25,168
Convertible related party liabilities, net	50,482			418,908
Total liabilities	67,925			444,076
Convertible preferred stock	8,379,182			7,666,098
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	10,676,690			(7,673,785)
Total stockholders' equity	(10,676,690)			(7,673,785)
Total Liabilities and Stockholders' Equity	(2,229,583)			436,389
Other Subsidiaries [Member]
Current assets:
Other current assets	323			2,500
Total current assets	323			2,500
Investments in and advances to/(from) consolidated subsidiaries	(2,244,819)			405,255
Other assets	(1,230)
Total assets	(2,245,726)			407,755
Current liabilities:
Accounts payable and accrued expenses	(5)			2
Total current liabilities	(5)
Total liabilities	(5)			2
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	(2,245,721)			407,753
Total stockholders' equity	(2,245,721)			407,753
Total Liabilities and Stockholders' Equity	(2,245,726)			407,755
Operating Segments [Member] | Subsidiaries [Member]
Current assets:
Cash and cash equivalents				800,531					1,340,139
Accounts receivable and accrued revenue, net				176,521					230,239
Assets held for sale									134,958
Other current assets				349,672					422,938
Total current assets				1,326,724					2,128,274
Investments in and advances to/(from) consolidated subsidiaries				(28,632)					(89,515)
Property and equipment, net				6,859,163					8,399,541
Lease right-of-use assets, net				15,107,880					17,496,004
Restricted cash				53,618					856,255
Equity method and other investments				214,940					203,719
Goodwill				679,351					698,416
Intangible assets, net				49,896					79,865
Other assets				1,062,258					1,286,180
Total assets				25,325,198					31,058,739
Current liabilities:
Accounts payable and accrued expenses				698,241					1,281,677
Members' service retainers				358,566					605,574
Deferred revenue				176,004					180,390
Current lease obligations				847,531					685,629
Liabilities held for sale									25,442
Other current liabilities				83,755					95,411
Total current liabilities				2,164,097					2,874,123
Long-term lease obligations				20,263,606					21,251,163
Unsecured related party debt				1,200,000
Long-term debt, net				688,356					1,389,431
Other liabilities				221,780					137,641
Total liabilities				24,537,839					25,652,358
Redeemable noncontrolling interests				380,242					1,032,080
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)				405,255					4,052,116
Noncontrolling interests				1,862					322,185
Total stockholders' equity				407,117					4,374,301
Total Liabilities and Stockholders' Equity				25,325,198					31,058,739
Operating Segments [Member] | Standalone [Member]
Current assets:
Cash and cash equivalents				4					1
Total current assets				4					1
Investments in and advances to/(from) consolidated subsidiaries				436,385					4,141,631
Other assets									(441)
Total assets				436,389					4,141,191
Current liabilities:
Accounts payable and accrued expenses				25,168					90,000
Other current liabilities									123,409
Total current liabilities				25,168					213,409
Convertible related party liabilities, net				418,908					2,151,075
Total liabilities				444,076					2,364,484
Convertible preferred stock				7,666,098					6,473,604
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)				(7,673,785)					(4,696,897)
Total stockholders' equity				(7,673,785)					(4,696,897)
Total Liabilities and Stockholders' Equity				436,389					4,141,191
Operating Segments [Member] | Other Subsidiaries [Member]
Current assets:
Other current assets				2,500
Total current assets				2,500
Investments in and advances to/(from) consolidated subsidiaries				405,255					4,052,116
Total assets				407,755					4,052,116
Current liabilities:
Accounts payable and accrued expenses				2
Total current liabilities				2
Total liabilities				2
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)				407,753					4,052,116
Total stockholders' equity				407,753					4,052,116
Total Liabilities and Stockholders' Equity				407,755					4,052,116
Eliminations [Member]
Current assets:
Investments in and advances to/(from) consolidated subsidiaries	4,490,540			(813,008)					(8,104,232)
Total assets	4,490,540			(813,008)					(8,104,232)
Stockholders' Equity:
Total WeWork Inc. shareholders' equity (deficit)	4,490,540			(813,008)					(8,104,232)
Total stockholders' equity	4,490,540			(813,008)					(8,104,232)
Total Liabilities and Stockholders' Equity	$ 4,490,540			$ (813,008)					$ (8,104,232)

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.